UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01533

SELECTED INTERNATIONAL FUND, INC.

 (Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (96.29%)
CONSUMER DISCRETIONARY – (10.56%)
Automobiles & Components – (0.75%)
Harley-Davidson, Inc.	661,100	$42,469,064
Consumer Durables & Apparel – (0.47%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	142,900	14,316,073
Hunter Douglas N.V. (Netherlands)	295,596	12,616,756
		26,932,829
Media – (2.85%)
Grupo Televisa S.A.B., ADR (Mexico)	467,800	13,075,010
Liberty Global PLC, Series C *	1,162,670	87,700,198
Walt Disney Co.	950,210	61,279,043
		162,054,251
Retailing – (6.49%)
Bed Bath & Beyond Inc. *	2,420,890	187,304,259
CarMax, Inc. *	1,018,800	49,381,236
Liberty Interactive Corp., Series A *	1,732,250	40,655,908
Liberty Ventures, Series A *	116,500	10,270,640
Netflix Inc. *	77,000	23,805,320
Priceline.com Inc. *	56,665	57,287,748
		368,705,111
Total Consumer Discretionary		600,161,255
CONSUMER STAPLES – (14.20%)
Food & Staples Retailing – (9.12%)
Costco Wholesale Corp.	2,008,364	231,263,115
CVS Caremark Corp.	5,051,675	286,682,556
		517,945,671
Food, Beverage & Tobacco – (5.08%)
Coca-Cola Co.	1,613,430	61,116,728
Diageo PLC (United Kingdom)	3,417,816	108,725,527
Heineken Holding N.V. (Netherlands)	966,404	61,127,491
Nestle S.A. (Switzerland)	68,600	4,797,866
Philip Morris International Inc.	612,767	53,059,495
		288,827,107
Total Consumer Staples		806,772,778
ENERGY – (7.56%)
Canadian Natural Resources Ltd. (Canada)	4,223,900	132,799,416
EOG Resources, Inc.	1,099,000	186,038,720
Occidental Petroleum Corp.	755,590	70,677,888
Schlumberger Ltd.	453,380	40,060,657
Total Energy		429,576,681
FINANCIALS – (36.96%)
Banks – (5.46%)
Commercial Banks – (5.46%)
Wells Fargo & Co.	7,509,079	310,275,144
Diversified Financials – (22.84%)
Capital Markets – (10.74%)
Ameriprise Financial, Inc.	438,907	39,975,649
Bank of New York Mellon Corp.	9,412,100	284,151,299
Brookfield Asset Management Inc., Class A (Canada)	1,779,350	66,547,690

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2013 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Capital Markets – (Continued)
Charles Schwab Corp.	2,404,000	$50,820,560
Goldman Sachs Group, Inc.	144,500	22,861,345
Julius Baer Group Ltd. (Switzerland)	3,120,738	145,624,088
		609,980,631
Consumer Finance – (6.02%)
American Express Co.	4,526,670	341,854,119
Diversified Financial Services – (6.08%)
Berkshire Hathaway Inc., Class A *	1,434	244,367,940
JPMorgan Chase & Co.	885,770	45,785,451
Visa Inc., Class A	289,500	55,323,450
		345,476,841
		1,297,311,591
Insurance – (7.68%)
Multi-line Insurance – (2.79%)
Fairfax Financial Holdings Ltd. (Canada)	66,650	27,018,577
Fairfax Financial Holdings Ltd., 144A (Canada)(a)	31,520	12,746,926
Loews Corp.	2,541,590	118,793,917
		158,559,420
Property & Casualty Insurance – (3.21%)
ACE Ltd.	494,400	46,256,064
Markel Corp. *	21,700	11,235,609
Progressive Corp.	4,592,350	125,049,690
		182,541,363
Reinsurance – (1.68%)
Alleghany Corp. *	232,399	95,202,250
		436,303,033
Real Estate – (0.98%)
Brookfield Property Partners L.P.	102,134	1,979,357
Hang Lung Group Ltd. (Hong Kong)	10,172,000	53,903,377
		55,882,734
Total Financials		2,099,772,502
HEALTH CARE – (6.42%)
Health Care Equipment & Services – (5.94%)
Express Scripts Holding Co. *	1,616,600	99,873,548
Laboratory Corp. of America Holdings *	990,900	98,237,826
UnitedHealth Group Inc.	1,944,510	139,246,361
		337,357,735
Pharmaceuticals, Biotechnology & Life Sciences – (0.48%)
Agilent Technologies, Inc.	529,540	27,138,925
Total Health Care		364,496,660
INDUSTRIALS – (5.88%)
Capital Goods – (2.51%)
OCI N.V. (Netherlands)*	1,926,430	65,154,292
PACCAR Inc.	1,074,500	59,785,180
Textron Inc.	634,980	17,531,798
		142,471,270

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2013 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Commercial & Professional Services – (0.98%)
Experian PLC (United Kingdom)	429,650	$8,186,751
Iron Mountain Inc.	1,752,311	47,347,443
		55,534,194
Transportation – (2.39%)
China Merchants Holdings International Co., Ltd. (China)	15,648,165	56,895,815
Kuehne & Nagel International AG (Switzerland)	543,469	71,212,558
Wesco Aircraft Holdings, Inc. *	383,940	8,035,864
		136,144,237
Total Industrials		334,149,701
INFORMATION TECHNOLOGY – (9.49%)
Semiconductors & Semiconductor Equipment – (1.91%)
Texas Instruments Inc.	2,685,790	108,183,621
Software & Services – (7.29%)
Activision Blizzard, Inc.	2,906,500	48,451,355
Google Inc., Class A *	321,970	282,042,500
Microsoft Corp.	1,356,000	45,154,800
Oracle Corp.	1,164,840	38,637,743
		414,286,398
Technology Hardware & Equipment – (0.29%)
Hewlett-Packard Co.	790,280	16,580,075
Total Information Technology		539,050,094
MATERIALS – (5.22%)
Air Products and Chemicals, Inc.	1,128,400	120,253,588
Ecolab Inc.	696,100	68,746,836
Emerald Plantation Holdings Ltd. (China)*	2,338,784	233,878
Lafarge S.A. (France)	269,640	18,782,656
Martin Marietta Materials, Inc.	122,620	12,037,606
Monsanto Co.	453,810	47,364,150
Praxair, Inc.	240,200	28,874,442
Total Materials		296,293,156
TOTAL COMMON STOCK – (Identified cost $2,794,077,728)		5,470,272,827
CORPORATE BONDS – (0.02%)
MATERIALS – (0.02%)
Emerald Plantation Holdings Ltd., Sr. Notes, 6.00%/8.00%, 01/30/20 (China)(b)	$2,613,257	1,111,267
TOTAL CORPORATE BONDS – (Identified cost $1,741,579)		1,111,267
SHORT-TERM INVESTMENTS – (3.70%)
COMMERCIAL PAPER – (1.24%)
Bank of Tokyo-Mitsubishi UFJ Ltd. of New York, 0.11%, 10/07/13	70,000,000	69,998,717
Total Commercial Paper		69,998,717

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2013 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
REPURCHASE AGREEMENTS – (2.46%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.11%, 10/01/13, dated 09/30/13, repurchase value of $139,888,427 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 05/15/14-09/20/43, total market value $142,685,760)	$139,888,000	$139,888,000
	Total Repurchase Agreements		139,888,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $209,886,717)	209,886,717
		Total Investments – (100.01%) – (Identified cost $3,005,706,024) – (c)	5,681,270,811
		Liabilities Less Other Assets – (0.01%)	(390,024)
		Net Assets – (100.00%)	$5,680,880,787

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $12,746,926 or 0.22% of the Fund's net assets as of September 30, 2013.

(b)	Represents a PIK Toggle Note: PIK (Pay-In-Kind) toggle notes pay interest in cash at one rate or, at the company's option, pay interest in additional PIK toggle notes. The interest paid in additional notes is set at a higher rate than the cash interest rate.

(c)	Aggregate cost for federal income tax purposes is $3,005,706,024 At September 30, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$2,679,520,252
		Unrealized depreciation	(3,955,465)
		Net unrealized appreciation	$2,675,564,787

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (98.00%)
CONSUMER DISCRETIONARY – (18.53%)
Consumer Durables & Apparel – (7.29%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	48,340	$4,842,820
Hunter Douglas N.V. (Netherlands)	13,102	559,225
		5,402,045
Media – (2.40%)
Grupo Televisa S.A.B., ADR (Mexico)	63,590	1,777,341
Retailing – (8.84%)
Ctrip.com International, Ltd., ADR (China)*	68,880	4,024,658
Vipshop Holdings Ltd., ADS (China)*	44,430	2,523,624
		6,548,282
Total Consumer Discretionary		13,727,668
CONSUMER STAPLES – (12.52%)
Food & Staples Retailing – (1.65%)
Brasil Pharma S.A. (Brazil)*	346,780	1,220,450
Food, Beverage & Tobacco – (10.87%)
Heineken Holding N.V. (Netherlands)	66,775	4,223,687
Lindt & Spruengli AG - Participation Certificate (Switzerland)	575	2,359,513
Nestle S.A. (Switzerland)	20,990	1,468,035
		8,051,235
Total Consumer Staples		9,271,685
ENERGY – (3.81%)
Tenaris S.A., ADR (Italy)	60,350	2,823,173
Total Energy		2,823,173
FINANCIALS – (9.27%)
Banks – (2.00%)
Commercial Banks – (2.00%)
China Merchants Bank Co., Ltd. - H (China)	814,870	1,483,511
Diversified Financials – (3.52%)
Capital Markets – (0.76%)
CETIP S.A. - Mercados Organizados (Brazil)	53,590	567,745
Diversified Financial Services – (2.76%)
Groupe Bruxelles Lambert S.A. (Belgium)	13,390	1,138,869
Pargesa Holding S.A., Bearer Shares (Switzerland)	7,530	564,948
RHJ International (Belgium)*	64,610	339,142
		2,042,959
		2,610,704
Real Estate – (3.75%)
Hang Lung Group Ltd. (Hong Kong)	523,890	2,776,193
Total Financials		6,870,408
HEALTH CARE – (12.47%)
Health Care Equipment & Services – (7.66%)
Diagnosticos da America S.A. (Brazil)	195,800	1,031,875
Essilor International S.A. (France)	25,010	2,689,866
Shandong Weigao Group Medical Polymer Co. Ltd. - H (China)	422,300	414,356
Sinopharm Group Co. - H (China)	612,490	1,536,772
		5,672,869
Pharmaceuticals, Biotechnology & Life Sciences – (4.81%)
Roche Holding AG – Genusschein (Switzerland)	8,980	2,421,874

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	September 30, 2013 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (Continued)
Sinovac Biotech Ltd. (China)*	191,510	$1,145,230
		3,567,104
Total Health Care		9,239,973
INDUSTRIALS – (22.98%)
Capital Goods – (12.57%)
ABB Ltd., ADR (Switzerland)	27,010	637,166
Brenntag AG (Germany)	5,180	862,306
Schindler Holding AG - Participation Certificate (Switzerland)	20,940	3,144,415
Schneider Electric S.A. (France)	55,200	4,668,081
		9,311,968
Commercial & Professional Services – (2.54%)
Experian PLC (United Kingdom)	60,870	1,159,845
Nielsen Holdings N.V.	19,800	721,710
		1,881,555
Transportation – (7.87%)
China Merchants Holdings International Co., Ltd. (China)	508,811	1,850,007
Kuehne & Nagel International AG (Switzerland)	30,360	3,978,172
		5,828,179
Total Industrials		17,021,702
INFORMATION TECHNOLOGY – (8.02%)
Software & Services – (8.02%)
NetEase, Inc., ADR (China)	31,190	2,264,706
SINA Corp. (China)*	13,000	1,055,210
SouFun Holdings Ltd., Class A, ADR (China)	25,000	1,291,000
Youku Tudou Inc., ADR (China)*	48,600	1,331,640
Total Information Technology		5,942,556
MATERIALS – (7.58%)
BHP Billiton PLC (United Kingdom)	35,660	1,050,686
Greatview Aseptic Packaging Co., Ltd. (China)	3,304,560	1,887,492
Lafarge S.A. (France)	11,530	803,160
Potash Corp. of Saskatchewan Inc. (Canada)	28,440	889,603
Rio Tinto PLC (United Kingdom)	20,100	983,682
Total Materials		5,614,623
TELECOMMUNICATION SERVICES – (2.82%)
America Movil S.A.B. de C.V., Series L, ADR (Mexico)	105,570	2,091,342
Total Telecommunication Services		2,091,342
TOTAL COMMON STOCK – (Identified cost $62,428,167)		72,603,130
SHORT-TERM INVESTMENTS – (2.15%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.11%, 10/01/13, dated 09/30/13, repurchase value of $1,594,005 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 05/15/14-09/20/43, total market value $1,625,880)	$1,594,000	1,594,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,594,000)		1,594,000

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	September 30, 2013 (Unaudited)

	Total Investments – (100.15%) – (Identified cost $64,022,167) – (a)	$74,197,130
	Liabilities Less Other Assets – (0.15%)	(111,053)
	Net Assets – (100.00%)	$74,086,077

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $70,445,855. At September 30, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$9,945,312
	Unrealized depreciation	(6,194,037)
	Net unrealized appreciation	$3,751,275

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST -	September 30, 2013 (Unaudited)
SELECTED DAILY GOVERNMENT FUND

	Principal	Value
FANNIE MAE – (6.60%)
0.1519%, 11/08/13 (a)	$500,000	$500,037
2.75%, 03/13/14	580,000	586,781
1.35%, 03/21/14	500,000	502,889
TOTAL FANNIE MAE – (Identified cost $1,589,707)		1,589,707
FEDERAL FARM CREDIT BANK – (16.41%)
3.875%, 10/07/13	636,000	636,395
0.22%, 10/15/13 (a)	355,000	355,018
5.05%, 11/25/13	100,000	100,735
0.1317%, 12/06/13 (a)	500,000	500,000
1.30%, 12/23/13	500,000	501,348
0.15%, 01/17/14	500,000	500,070
0.025%, 02/10/14 (a)	500,000	499,910
2.625%, 04/17/14	450,000	455,974
0.1489%, 07/25/14 (a)	400,000	400,099
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost 3,949,549)		3,949,549
FEDERAL HOME LOAN BANK – (19.67%)
3.625%, 10/18/13	140,000	140,227
0.29%, 11/14/13	400,000	400,076
0.14%, 11/15/13 (a)	520,000	520,041
4.00%, 12/13/13	100,000	100,767
0.875%, 12/27/13	370,000	370,659
1.00%, 12/27/13	300,000	300,578
2.05%, 12/30/13	500,000	502,320
0.083%, 01/03/14 (a)	300,000	299,940
1.125%, 01/29/14	300,000	300,995
0.062%, 02/07/14 (a)	500,000	499,951
0.125%, 03/04/14	500,000	500,007
0.18%, 03/04/14	300,000	300,076
0.133%, 04/01/14 (a)	500,000	500,078
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $4,735,715)		4,735,715
FREDDIE MAC – (15.58%)
0.50%, 10/15/13	150,000	150,021
0.875%, 10/28/13	700,000	700,370
0.1526%, 11/04/13 (a)	800,000	800,010
4.875%, 11/15/13	272,000	273,586
0.36%, 11/18/13 (a)	290,000	290,113
4.58%, 11/19/13	387,000	389,241
0.375%, 11/27/13	400,000	400,163
5.00%, 01/30/14	500,000	508,029
2.50%, 04/23/14	236,000	239,077
TOTAL FREDDIE MAC – (Identified cost $3,750,610)		3,750,610

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST -	September 30, 2013 (Unaudited)
SELECTED DAILY GOVERNMENT FUND - (CONTINUED)

		Principal	Value
OTHER AGENCIES – (1.33%)
	AID - Israel, 0.1075%, 11/15/13 (Israel)(b)	$320,000	$319,958
		TOTAL OTHER AGENCIES – (Identified cost $319,958)	319,958
REPURCHASE AGREEMENTS – (40.15%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.11%, 10/01/13, dated 09/30/13, repurchase value of $9,664,030 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 05/15/14-09/20/43, total market value $9,857,280)	9,664,000	9,664,000
		TOTAL REPURCHASE AGREEMENTS – (Identified cost $9,664,000)	9,664,000
	Total Investments – (99.74%) – (Identified cost $24,009,539) – (c)		24,009,539
	Other Assets Less Liabilities – (0.26%)		63,285
		Net Assets – (100.00%)	$24,072,824

(a)	The interest rates on floating rate securities, shown as of September 30, 2013, may change daily or less frequently and are based on indices of market interest rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.

(c)	Aggregate cost for federal income tax purposes is $24,009,539.

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
September 30, 2013 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are stated at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the last quoted bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities.  Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors.  The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security.

To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source.  Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  For Selected Daily Government Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940 (“40 Act”), securities are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors.  There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment.  Various inputs are used to determine the fair value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.  Money market securities are valued using amortized cost, in accordance with rules under the 40 Act.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
September 30, 2013 (Unaudited)

Value Measurements - (Continued)

The following is a summary of the inputs used as of September 30, 2013 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Selected	Selected	Selected Daily
	American	International	Government
	Shares	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$600,161,255	$13,727,668	$–
Consumer Staples	806,772,778	9,271,685	–
Energy	429,576,681	2,823,173	–
Financials	2,099,772,502	6,870,408	–
Health Care	364,496,660	9,239,973	–
Industrials	334,149,701	17,021,702	–
Information Technology	539,050,094	5,942,556	–
Materials	296,059,278	5,614,623	–
Telecommunication Services	–	2,091,342	–
Utilities	–	–	–
Total Level 1	5,470,038,949	72,603,130	–

Level 2 – Other Significant Observable Inputs:
Equity securities:
Materials	233,878	–	–
Short-term debt securities issued by U.S. Treasuries and U.S. government corporations and agencies	–	–	14,345,539
Corporate debt securities	1,111,267	–	–
Short-term securities	209,886,717	1,594,000	9,664,000
Total Level 2	211,231,862	1,594,000	24,009,539

Level 3 – Significant Unobservable Inputs:	–	–	–
Total Investments	$5,681,270,811	$74,197,130	$24,009,539

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended September 30, 2013.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED INTERNATIONAL FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  November 27, 2013

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date:  November 27, 2013